DIVIDEND (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DIVIDEND
	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Interim dividend	$5,500,000	$-	$-